UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2007
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      JANA PARTNERS LLC
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Address:   200 Park Avenue, Suite 3300
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           New York, New York 10166
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Form 13F File Number:     028-10328
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Charles Penner
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Title:     General Counsel
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Phone:     212 692-7696
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Signature, Place, and Date of Signing:

  /s/ Charles Penner            New York, New York        February 14, 2008
------------------------   ----------------------------   -----------------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:


Number of Other Included Managers:             0
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Form 13F Information Table Entry Total:        76
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Form 13F Information Table Value Total:        $4,267,223
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                                                (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed,
other than the manager filing this report.   NONE



                                                      Form 13F INFORMATION TABLE

              COLUMN 1              COLUMN 2    COLUMN 3   COLUMN 4       COLUMN 5       COLUMN 6   COLUMN 7          COLUMN 8
-----------------------------  ---------------  ---------  --------  ------------------ ----------  -------- -----------------------
                                                            VALUE     SHRS OR  SH/ PUT/ INVESTMENT   OTHER        VOTING AUTHORITY
    NAME OF ISSUER             TITLE OF CLASS     CUSIP    (x$1000)   PRN AMT  PRN CALL DISCRETION  MANAGERS   SOLE    SHARED   NONE
-----------------------------  ---------------  ---------  --------  --------  --- ---- ----------  -------- ------- -------- ------
ACUITY BRANDS INC              COM              00508Y102    9,000     200,000 SH         SOLE                200,000
AK STL HLDG CORP               COM              001547108   28,034     606,261 SH         SOLE                606,261
ALCOA INC                      COM              013817101   36,550   1,000,000 SH         SOLE              1,000,000
ALLEGHENY TECHNOLOGIES INC     COM              01741R102   10,368     120,000 SH         SOLE                120,000
AMERICAN ITALIAN PASTA CO      CL A             027070101   18,394   2,627,723 SH         SOLE              2,627,723
ANADARKO PETE CORP             COM              032511107  283,236   4,311,709 SH         SOLE              4,311,709
ARCADIA RES INC                COM              039209101   12,432  15,235,396 SH         SOLE             15,235,396
ARMSTRONG WORLD INDS INC NEW   COM              04247X102    4,011     100,000 SH         SOLE                100,000
AXCAN PHARMA INC               COM              054923107    3,853     167,542 SH         SOLE                167,542
BEA SYS INC                    COM              073325102   90,711   5,748,483 SH         SOLE              5,748,483
CARRIZO OIL & CO INC           COM              144577103   23,455     428,397 SH         SOLE                428,397
CISCO SYS INC                  COM              17275R102   40,605   1,500,000 SH         SOLE              1,500,000
CNET NETWORKS INC              COM              12613R104   93,844  10,267,347 SH         SOLE             10,267,347
COLEMAN CABLE INC              COM              193459302   23,625   2,500,000 SH         SOLE              2,500,000
COMFORT SYS USA INC            COM              199908104    4,345     340,000 SH         SOLE                340,000
COMMSCOPE INC                  COM              203372107   47,437     963,975 SH         SOLE                963,975
COMSTOCK RES INC               COM NEW          205768203   20,658     607,600 SH         SOLE                607,600
CONVERGYS CORP                 COM              212485106  100,599   6,111,701 SH         SOLE              6,111,701
COPART INC                     COM              217204106  191,072   4,490,540 SH         SOLE              4,490,540
COREL CORP NEW                 COM              21869X103   12,547   1,172,599 SH         SOLE              1,172,599
CORRECTIONS CORP AMER NEW      COM NEW          22025Y407  104,294   3,534,195 SH         SOLE              3,534,195
CSX CORP                       COM              126408103  290,197   6,598,392 SH         SOLE              6,598,392
DAVITA INC                     COM              23918K108  130,231   2,311,117 SH         SOLE              2,311,117
DELTA AIR LINES INC DEL        COM NEW          247361702    1,675     112,466 SH         SOLE                112,466
EMCOR GROUP INC                COM              29084Q100   20,913     885,000 SH         SOLE                885,000
EQUITABLE RES INC              COM              294549100  119,777   2,248,071 SH         SOLE              2,248,071
FOREST LABS INC                COM              345838106   66,780   1,832,086 SH         SOLE              1,832,086
FOREST OIL CORP                COM PAR $0.01    346091705  137,360   2,701,815 SH         SOLE              2,701,815
FREEPORT-MCMORAN COPPER & GO   COM              35671D857   76,492     746,700 SH         SOLE                746,700
GENTEK INC                     COM NEW          37245X203   12,171     415,807 SH         SOLE                415,807
GMX RES INC                    COM              38011M108   18,712     579,677 SH         SOLE                579,677
GOODYEAR TIRE & RUBR CO        COM              382550101   14,110     500,000 SH         SOLE                500,000
GREAT ATLANTIC & PAC TEA INC   COM              390064103   41,967   1,339,522 SH         SOLE              1,339,522
GSC ACQUISITION COMPANY        UNIT 99/99/9999  40053G205    5,115     500,000 SH         SOLE                500,000
HAYNES INTERNATIONAL INC       COM NEW          420877201    5,213      75,000 SH         SOLE                 75,000
HESS CORP                      COM              42809H107  235,783   2,337,721 SH         SOLE              2,337,721
HESS CORP                      COM              42809H107   10,086     100,000 SH  CALL   SOLE
HOLLY CORP                     COM PAR $0.01    435758305   17,048     335,000 SH         SOLE                335,000
INFOUSA INC NEW                COM              456818301   13,553   1,517,668 SH         SOLE              1,517,668
INGERSOLL-RAND COMPANY LTD     CL A             G4776G101  135,810   2,922,537 SH         SOLE              2,922,537
INNOPHOS HOLDINGS INC          COM              45774N108    6,845     460,000 SH         SOLE                460,000
JMP GROUP INC                  COM              46629U107    1,215     143,333 SH         SOLE                143,333
KANSAS CITY SOUTHERN           COM NEW          485170302   96,766   2,818,687 SH         SOLE              2,818,687
KBR INC                        COM              48242W106  325,354   8,385,417 SH         SOLE              8,385,417
LIBERTY ACQUISITION HLDGS CO   UNIT 99/99/9999  53015Y206   32,700   3,000,000 SH         SOLE              3,000,000
MACYS INC                      COM              55616P104    6,468     250,000 SH         SOLE                250,000
MAXIMUS INC                    COM              577933104   42,363   1,097,206 SH         SOLE              1,097,206
MERCK & CO INC                 COM              589331107  137,513   2,366,429 SH         SOLE              2,366,429
MIRANT CORP NEW                COM              60467R100  234,519   6,016,394 SH         SOLE              6,016,394
NBTY INC                       COM              628782104   11,797     430,544 SH         SOLE                430,544
NEWMARKET CORP                 COM              651587107   11,138     200,000 SH         SOLE                200,000
NORTHWEST AIRLS CORP           COM              667280408   16,556   1,141,006 SH         SOLE              1,141,006
NRG ENERGY INC                 COM NEW          629377508  112,606   2,598,200 SH         SOLE              2,598,200
NUCOR CORP                     COM              670346105   56,259     950,000 SH         SOLE                950,000
OAKTREE CAPITAL MGMT LLC       COM              Oaktr       10,563     325,000 SH         SOLE                325,000
POWERSHARES QQQ TRUST          UNIT SER 1       73935A104  102,440   2,000,000 SH  CALL   SOLE
PRG-SCHULTZ INTERNATIONAL IN   COM NEW          69357C503   18,211   2,125,000 SH         SOLE              2,125,000
QLT INC                        COM              746927102   15,812   3,577,269 SH         SOLE              3,577,269
RCN CORP                       COM NEW          749361200   15,548     997,300 SH         SOLE                997,300
ROWAN COS INC                  COM              779382100    8,287     210,000 SH         SOLE                210,000
SAIC INC                       COM              78390X101   21,300   1,058,629 SH         SOLE              1,058,629
SANDRIDGE ENERGY INC           COM              80007P307    4,483     125,000 SH         SOLE                125,000
SCIENTIFIC GAMES CORP          CL A             80874P109   66,076   1,987,253 SH         SOLE              1,987,253
SELECT SECTOR SPDR TR          SBI INT-FINL     81369Y605    8,694     300,000 SH         SOLE                300,000
STARWOOD HOTELS&RESORTS WRLD   COM              85590A401   22,015     500,000 SH         SOLE                500,000
SUPERIOR ESSEX INC             COM              86815V105   13,626     567,748 SH         SOLE                567,748
TD AMERITRADE HLDG CORP        COM              87236Y108    6,903     344,116 SH         SOLE                344,116
TEJON RANCH CO DEL             COM              879080109   17,910     438,432 SH         SOLE                438,432
TRANSFORMA ACQUISITION GROUP   *W EXP 12/19/201 89366E118      680   1,000,000 SH         SOLE              1,000,000
TRANSFORMA AQUISITION GROUP    COM              89366E100    7,600   1,000,000 SH         SOLE              1,000,000
TRINITY INDS INC               COM              896522109   17,781     640,519 SH         SOLE                640,519
ULURU INC                      COM              90403T100   16,435   6,064,721 SH         SOLE              6,064,721
WEBSENSE INC                   COM              947684106    8,354     492,011 SH         SOLE                492,011
WILLIAMS COS INC DEL           COM              969457100  163,130   4,559,241 SH         SOLE              4,559,241
YAHOO INC                      COM              984332106   29,075   1,250,000 SH         SOLE              1,250,000
ZIMMER HLDGS INC               COM              98956P102   88,138   1,332,395 SH         SOLE              1,332,395
